COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	8.7%
BANKING	4.1%
Bank of America Corp., 4.25%, Series QQ(a)		15,397	$271,603
Bank of America Corp., 4.375%, Series NN(a)		16,328	296,190
Bank of America Corp., 4.75%, Series SS(a)		16,800	330,792
Bank of America Corp., 5.00%, Series LL(a)		20,000	415,200
Bank of America Corp., 5.375%, Series KK(a)		4,400	96,756
Capital One Financial Corp., 4.80%, Series J(a)		17,000	307,530
Comerica, Inc., 6.875% to 10/1/30, Series B(a)(b)		25,400	662,940
JPMorgan Chase & Co., 4.625%, Series LL(a)		5,200	102,128
M&T Bank Corp., 6.35%, Series K(a)		33,200	851,912
M&T Bank Corp., 7.50%, Series J(a)		622	16,514
Morgan Stanley, 4.25%, Series O(a)		20,624	363,807
Morgan Stanley, 6.625%, Series Q(a)		7,176	187,509
Northern Trust Corp., 4.70%, Series E(a)		25,230	489,967
Wells Fargo & Co., 4.375%, Series CC(a)		2,000	36,240
Wells Fargo & Co., 4.70%, Series AA(a)		10,900	210,915
Wells Fargo & Co., 4.75%, Series Z(a)		7,000	136,430

			4,776,433

FINANCIAL SERVICES	0.7%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		17,220	453,575
Brookfield Finance I U.K. PLC, 4.50% (Canada)(a)		20,110	304,264

			757,839

INSURANCE	1.8%
Allstate Corp., 5.10%, Series H(a)		2,200	46,068
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(a)		31,200	772,824
Athene Holding Ltd., 4.875%, Series D(a)		3,000	51,090
Equitable Holdings, Inc., 5.25%, Series A(a)		12,000	242,400
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		22,455	571,480
Lincoln National Corp., 9.00%, Series D(a)		1,193	32,008
Prudential Financial, Inc., 4.125%, due 9/1/60		11,713	202,049
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		9,000	223,380

			2,141,299

REAL ESTATE	0.3%
Public Storage, 4.125%, Series M(a)		7,700	126,203
Public Storage, 4.625%, Series L(a)		10,900	201,650

			327,853

TELECOMMUNICATIONS	0.6%
AT&T, Inc., 4.75%, Series C(a)		11,400	216,828
AT&T, Inc., 5.00%, Series A(a)		8,300	167,162
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69		10,000	250,500

			634,490

UTILITIES	1.2%
Algonquin Power & Utilities Corp., 8.659% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		13,630	346,884
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		2,200	35,662

	Shares	Value
CMS Energy Corp., 5.625%, due 3/15/78	7,000	$153,720
CMS Energy Corp., 5.875%, due 10/15/78	15,000	339,750
DTE Energy Co., 6.25%, due 10/1/85, Series H	12,899	321,056
Xcel Energy, Inc., 6.25%, due 10/15/85	8,000	199,680

		1,396,752

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$10,052,825)		10,034,666

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	88.0%
BANKING	43.6%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(a)(b)(d)(e)		EUR 400,000	475,780
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR 200,000	257,223
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR 200,000	254,282
Banco Bilbao Vizcaya Argentaria SA, 7.75% to 1/14/32 (Spain)(a)(b)(d)		250,000	268,482
Banco Bilbao Vizcaya Argentaria SA, 8.375% to 6/21/28 (Spain)(a)(b)(d)(e)		EUR 200,000	258,333
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR 400,000	491,292
Banco Mercantil del Norte SA, 8.375% to 5/20/31 (Mexico)(a)(b)(d)(f)		200,000	210,250
Banco Mercantil del Norte SA, 8.75% to 5/20/35 (Mexico)(a)(b)(d)(f)		200,000	214,353
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR 200,000	234,925
Banco Santander SA, 4.375% to 1/14/26 (Spain)(a)(b)(d)(e)		EUR 200,000	235,275
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)		800,000	799,619
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)		400,000	442,778
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)		300,000	304,690
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)		100,000	101,635
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		665,000	693,426
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		600,000	637,472
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)		1,050,000	1,077,107
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)		300,000	312,190
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		210,000	223,174
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		80,000	85,300
Barclays PLC, 6.125% to 12/15/35 (United Kingdom)(a)(b)(d)(e)		EUR 400,000	470,178
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		400,000	428,441
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		300,000	321,332
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP 550,000	795,545
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP 200,000	283,420
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP 400,000	582,321
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		400,000	454,804
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		200,000	185,475
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		700,000	733,178
BNP Paribas SA, 7.45% to 6/27/35 (France)(a)(b)(d)(f)		400,000	418,759
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		400,000	424,124
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		1,400,000	1,516,607
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		400,000	425,566
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)		EUR 200,000	247,384
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(d)(e)		EUR 200,000	261,736
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		200,000	209,016
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		330,000	308,367
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		75,000	75,017

	Principal Amount*	Value
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)	2,540,000	$2,582,372
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)	950,000	987,763
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)	638,000	658,269
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)	110,000	116,077
Citigroup, Inc., 7.20% to 5/15/29, Series BB(a)(b)	300,000	311,647
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)	260,000	272,968
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)	290,000	304,291
Commerzbank AG, 6.625% to 10/9/32 (Germany)(a)(b)(d)(e)	EUR 600,000	741,803
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)	200,000	210,338
Cooperatieve Rabobank UA, 3.25% to 12/29/26 (Netherlands)(a)(b)(d)(e)	EUR 400,000	467,271
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)	EUR 94,000	124,914
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP 400,000	580,002
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)	700,000	729,296
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR 700,000	881,802
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(a)(b)(d)(e)	EUR 600,000	720,543
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR 400,000	506,827
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR 600,000	767,268
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR 600,000	735,207
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR 400,000	507,188
Eurobank SA, 6.25% to 11/10/33 (Greece)(a)(b)(d)(e)	EUR 200,000	232,281
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR 300,000	366,456
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)	75,000	74,368
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(b)	75,000	74,333
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)	100,000	104,394
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(a)(b)	70,000	70,406
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)	220,000	234,399
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	572,000	605,923
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)	200,000	207,604
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)	1,000,000	1,042,471
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)	170,000	170,806
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)	1,700,000	1,774,225
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)	200,000	208,584
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR 600,000	763,515
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)	269,000	285,481
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)	400,000	405,360
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(d)	200,000	199,773
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	285,285
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)	200,000	216,526
Lloyds Banking Group PLC, 8.50% to 3/27/28 (United Kingdom)(a)(b)(d)	GBP 200,000	285,328
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)	80,000	77,945
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP 400,000	570,273
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(d)	GBP 200,000	279,963
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	281,070
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)	200,000	225,601
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(d)(f)	600,000	617,669
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR 400,000	487,551
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)	225,000	227,597
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)	70,000	71,205
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)	153,000	158,068
RCI Banque SA, 6.125% to 9/24/30 (France)(a)(b)(d)(e)	EUR 800,000	946,152

		Principal Amount*	Value
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		500,000	$498,252
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		1,350,000	1,403,390
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		600,000	575,455
Societe Generale SA, 6.125% to 3/17/32 (France)(a)(b)(d)(e)		EUR 300,000	358,539
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		880,000	894,202
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		1,200,000	1,268,584
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(a)(b)(d)(f)		300,000	308,907
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		60,000	62,645
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a)(b)(d)(e)		200,000	198,223
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		200,000	190,473
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		200,000	216,014
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)		800,000	814,265
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		475,000	501,281
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)		1,124,000	1,131,154
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		400,000	410,630
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(d)(f)		700,000	717,393
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		200,000	216,449
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		200,000	220,040
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		200,000	234,665
UniCredit SpA, 3.875% to 6/3/27 (Italy)(a)(b)(d)(e)		EUR 600,000	700,389
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		154,000	153,615
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		70,000	74,716

			50,624,595

CONSUMER DISCRETIONARY PRODUCTS	2.0%
Volkswagen International Finance NV, 3.875% to 6/17/29 (Germany)(a)(b)(e)		EUR 300,000	347,734
Volkswagen International Finance NV, 4.625% to 3/24/26 (Germany)(a)(b)(e)		EUR 300,000	353,598
Volkswagen International Finance NV, 4.625% to 6/27/28 (Germany)(a)(b)(e)		EUR 200,000	238,711
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR 500,000	607,047
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR 400,000	513,145
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR 200,000	271,408

			2,331,643

ENERGY	2.6%
BP Capital Markets PLC, 3.25% to 3/22/26(a)(b)(e)		EUR 300,000	352,877
BP Capital Markets PLC, 3.625% to 3/22/29(a)(b)(e)		EUR 500,000	587,676
BP Capital Markets PLC, 4.375% to 8/19/31(a)(b)(e)		EUR 200,000	239,791
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR 400,000	477,479
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR 300,000	358,465
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)		396,000	407,104
TotalEnergies SE, 2.00% to 6/4/30 (France)(a)(b)(e)		EUR 100,000	109,115
TotalEnergies SE, 2.125% to 7/25/32, Series NC12 (France)(a)(b)(e)		EUR 200,000	209,226
TotalEnergies SE, 3.369% to 10/6/26 (France)(a)(b)(e)		EUR 200,000	235,705

			2,977,438

FINANCIAL SERVICES	2.9%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)		376,000	373,707
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		453,000	432,447
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)		590,000	582,729
Brookfield Finance, Inc., 6.30% to 10/15/34, due 1/15/55 (Canada)(b)		250,000	248,597
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)		330,000	345,701
ILFC E-Capital Trust II, 6.60% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)		450,000	389,750

		Principal Amount*	Value
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)		1,000,000	$1,030,808

			3,403,739

HEALTH CARE	0.4%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)		109,000	113,896
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)		300,000	314,910

			428,806

INSURANCE	8.2%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)		200,000	208,426
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)		90,000	90,491
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)		175,000	174,957
Athora Netherlands NV, 5.375% to 5/31/27, due 8/31/32 (Netherlands)(b)(e)		EUR 300,000	361,813
AXA SA, 4.25% to 9/10/32, due 3/10/43 (France)(b)(e)		EUR 150,000	180,036
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(d)(e)		EUR 350,000	411,630
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR 550,000	670,579
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(d)(e)		EUR 400,000	505,823
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		672,000	688,484
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)		235,000	241,661
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(a)(b)(d)(e)		EUR 200,000	245,946
Generali, 5.50% to 10/27/27, due 10/27/47 (Italy)(b)(e)		EUR 100,000	122,574
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(f)		600,000	603,097
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		70,000	72,664
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		175,000	188,014
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		920,000	1,020,860
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(b)(f)		200,000	215,483
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(e)		1,000,000	1,012,177
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)		400,000	393,701
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(a)(b)(d)(e)		400,000	400,762
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		80,000	76,457
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)		150,000	154,113
Sogecap SA, 6.25% to 7/8/35 (France)(a)(b)(d)(e)		EUR 600,000	711,932
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(f)		200,000	202,135
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		511,000	540,569

			9,494,384

MATERIALS	0.2%
FMC Corp., 8.45% to 8/1/30(b)		250,000	198,083

PIPELINES	8.2%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		460,000	456,158
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		575,000	578,278
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		845,000	857,776
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		500,000	531,305
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		285,000	293,789
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		85,000	97,514
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		549,000	548,725
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)		334,000	335,456
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		434,000	446,088
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)		235,000	251,041
Enterprise Products Operating LLC, 7.099% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)		60,000	60,009
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)		1,560,000	1,544,081

		Principal Amount*	Value
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)		750,000	$747,330
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)		400,000	427,790
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)		980,000	1,025,204
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)		379,000	379,266
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		412,000	414,064
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		712,000	562,808

			9,556,682

REAL ESTATE	0.9%
Unibail-Rodamco-Westfield SE, 4.75% to 6/11/31 (France)(a)(b)(e)		EUR 400,000	479,545
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR 500,000	602,845

			1,082,390

TELECOMMUNICATIONS	6.9%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		205,000	212,355
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		265,000	278,620
Orange SA, 5.00% to 10/1/26 (France)(a)(b)(e)		EUR 100,000	119,417
Orange SA, 5.375% to 1/18/30 (France)(a)(b)(e)		EUR 200,000	249,494
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)		105,000	109,925
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)		287,000	302,367
SoftBank Group Corp., 6.50% to 7/29/32, due 10/29/62 (Japan)(b)(e)		EUR 300,000	325,910
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(b)(e)		200,000	188,075
Telefonica Europe BV, 6.75% to 6/7/31 (Spain)(a)(b)(e)		EUR 200,000	260,288
Telefonica Europe BV, 7.125% to 8/23/28 (Spain)(a)(b)(e)		EUR 500,000	637,061
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)		1,750,000	1,753,647
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		300,000	306,331
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)		1,680,000	1,679,097
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		575,000	598,880
Verizon Communications, Inc., 5.742% to 3/17/31, due 6/15/56(b)		GBP 450,000	606,965
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(b)		281,000	220,693
Vodafone Group PLC, 6.50% to 5/30/29, due 8/30/84 (United Kingdom)(b)(e)		EUR 100,000	127,753

			7,976,878

UTILITIES	12.1%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		200,000	198,320
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		335,000	331,773
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		170,000	169,936
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		675,000	700,429
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)		1,830,000	1,817,566
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		1,660,000	1,631,805
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		455,000	419,932
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		100,000	99,238
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)		770,000	774,031
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		675,000	675,910
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		220,000	228,804
EDP SA, 4.50% to 11/27/31, due 5/27/55 (Portugal)(b)(e)		EUR 100,000	119,516
Electricite de France SA, 5.625% to 6/17/32 (France)(a)(b)(e)		EUR 600,000	735,225
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		75,000	75,655
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR 350,000	439,327
Enel SpA, 6.625% to 4/16/31 (Italy)(a)(b)(e)		EUR 450,000	594,089
Entergy Corp., 5.875% to 3/15/31, due 6/15/56(b)		570,000	570,030
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		75,000	78,800

		Principal Amount*	Value
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		520,000	$533,995
Iberdrola International BV, 2.25% to 1/28/29, Series NC8 (Spain)(a)(b)(e)		EUR 100,000	113,053
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		125,000	129,113
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		185,000	195,009
RWE AG, 4.125% to 6/18/30, due 6/18/55 (Germany)(b)(e)		EUR 400,000	473,986
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		385,000	378,679
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		260,000	265,825
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		300,000	305,305
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		185,000	190,846
Southern Co., 1.875% to 6/15/27, due 9/15/81(b)		EUR 450,000	514,586
Southern Co., 4.00% to 1/15/26, due 1/15/51, Series B(b)		75,000	75,241
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		870,000	867,056
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(b)		400,000	398,978

			14,102,058

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$100,035,791)			102,176,696

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(g)		1,068,553	1,068,553
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(g)		1,067,894	1,067,894

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,136,447)			2,136,447

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$112,225,063)	98.5%		114,347,809
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		1,702,900

NET ASSETS	100.0%		$116,050,709

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	EUR	22,687,105	USD	26,613,676	1/22/26	$(69,688)
Brown Brothers Harriman	GBP	3,359,659	USD	4,500,330	1/22/26	(28,232)

						$(97,920)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$10,034,666	$—	$—	$10,034,666
Preferred Securities—Over-the-Counter	—	102,176,696	—	102,176,696
Short-Term Investments	—	2,136,447	—	2,136,447

Total Investments in Securities	$10,034,666	$104,313,143	$—	$114,347,809

Forward Foreign Currency Exchange Contracts	$—	$(97,920)	$—	$(97,920)

Total Derivative Liabilities	$—	$(97,920)	$—	$(97,920)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at December 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $39,024,264 or 33.6% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $31,868,310 which represents 27.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $15,517,657 which represents 13.4% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) —(Continued)

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.